Employee Benefits and Other Expenses	12 Months Ended
Dec. 31, 2014
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Employee Benefits and Other Expenses

Note 20: Employee Benefits and Other Expenses
Pension and Postretirement Plans
We sponsor a frozen noncontributory qualified defined benefit retirement plan called the Wells Fargo & Company Cash Balance Plan (Cash Balance Plan), which covers eligible employees of Wells Fargo. The Cash Balance Plan was frozen on July 1, 2009 and no new benefits accrue after that date.
Prior to July 1, 2009, eligible employees' Cash Balance Plan accounts were allocated a compensation credit based on a percentage of their certified compensation; the freeze discontinued the allocation of compensation credits after June 30, 2009. Investment credits continue to be allocated to participants based on their accumulated balances.
We recognize settlement losses for our Cash Balance Plan based on an assessment of whether our estimated lump sum payments related to the Cash Balance Plan will, in aggregate for the year, exceed the sum of its annual service and interest cost (threshold). Lump sum payments did not exceed this threshold in 2014. In 2013, lump sum payments exceeded this threshold. Settlement losses of $123 million were recognized in 2013, representing the pro rata portion of the net loss remaining in cumulative other comprehensive income based on the percentage reduction in the Cash Balance Plan’s projected benefit obligation. A remeasurement of the Cash Balance liability and related plan assets occurs at the end of each quarter in which settlement losses are recognized.
We did not make a contribution to our Cash Balance Plan in 2014. We do not expect that we will be required to make a contribution to the Cash Balance Plan in 2015; however, this is dependent on the finalization of the actuarial valuation in 2015. Our decision of whether to make a contribution in 2015 will be based on various factors including the actual investment performance of plan assets during 2015. Given these uncertainties, we cannot estimate at this time the amount, if any, that we will contribute in 2015 to the Cash Balance Plan. For the nonqualified pension plans and postretirement benefit plans, there is no minimum required contribution beyond the amount needed to fund benefit payments; we may contribute more to our postretirement benefit plans dependent on various factors.
We provide health care and life insurance benefits for certain retired employees and reserve the right to terminate, modify or amend any of the benefits at any time.
The information set forth in the following tables is based on current actuarial reports using the measurement date of December 31 for our pension and postretirement benefit plans. In October 2014, the Society of Actuaries (SOA) published updated mortality tables that reflect improved longevity. The benefit obligations at December 31, 2014 reflect the SOA's updated mortality tables, which did not have a material effect on these obligations.
The changes in the benefit obligation and the fair value of plan assets, the funded status and the amounts recognized on the balance sheet were:

	December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Change in benefit obligation:
Benefit obligation at beginning of year	$10,198	669	982	11,717	719	1,293
Service cost	1	—	7	—	—	11
Interest cost	465	27	42	465	29	47
Plan participants’ contributions	—	—	73	—	—	77
Actuarial loss (gain)	1,161	89	136	(1,106)	(17)	(306)
Benefits paid	(692)	(54)	(148)	(875)	(62)	(147)
Medicare Part D subsidy	—	—	9	—	—	8
Foreign exchange impact	(8)	(1)	(1)	(3)	—	(1)
Benefit obligation at end of year	11,125	730	1,100	10,198	669	982
Change in plan assets:
Fair value of plan assets at beginning of year	9,409	—	645	9,539	—	636
Actual return on plan assets	909	—	26	743	—	71
Employer contribution	7	54	19	4	62	—
Plan participants’ contributions	—	—	73	—	—	77
Benefits paid	(692)	(54)	(148)	(875)	(62)	(147)
Medicare Part D subsidy	—	—	9	—	—	8
Foreign exchange impact	(7)	—	—	(2)	—	—
Fair value of plan assets at end of year	9,626	—	624	9,409	—	645
Funded status at end of year	$(1,499)	(730)	(476)	(789)	(669)	(337)
Amounts recognized on the balance sheet at end of year: Liabilities	$(1,499)	(730)	(476)	(789)	(669)	(337)

The following table provides information for pension plans with benefit obligations in excess of plan assets.

	Dec 31,	Dec 31,
(in millions)	2014	2013
Projected benefit obligation	$11,855	10,822
Accumulated benefit obligation	11,851	10,820
Fair value of plan assets	9,626	9,364

The components of net periodic benefit cost and other comprehensive income were:

	December 31, 2014			December 31, 2013			December 31, 2012
	Pension benefits			Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Service cost	$1	—	7	—	—	11	3	—	11
Interest cost	465	27	42	465	29	47	514	32	60
Expected return on plan assets	(629)	—	(36)	(674)	—	(36)	(652)	—	(36)
Amortization of net actuarial loss (gain)	91	11	(28)	137	15	(1)	131	10	—
Amortization of prior service credit	—	—	(2)	—	—	(2)	—	—	(2)
Settlement loss (1)	—	2	—	124	3	—	2	5	—
Curtailment gain	—	—	—	—	—	—	—	—	(3)
Net periodic benefit cost	(72)	40	(17)	52	47	19	(2)	47	30
Other changes in plan assets and benefit obligations recognized in other comprehensive income:
Net actuarial loss (gain)	881	89	146	(1,175)	(17)	(341)	758	62	(42)
Amortization of net actuarial gain (loss)	(91)	(11)	28	(137)	(15)	1	(131)	(10)	—
Prior service cost	—	—	—	—	—	—	(2)	—	—
Amortization of prior service credit	—	—	2	—	—	2	—	—	2
Settlement (1)	—	(2)	—	(124)	(3)	—	(1)	(5)	—
Total recognized in other comprehensive income	790	76	176	(1,436)	(35)	(338)	624	47	(40)
Total recognized in net periodic benefit cost and other comprehensive income	$718	116	159	(1,384)	12	(319)	622	94	(10)

(1)	Qualified settlements in 2013 include $123 million for the Cash Balance Plan.

Amounts recognized in cumulative OCI (pre tax) consist of:

	December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits
(in millions)	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Net actuarial loss (gain)	$2,677	224	(147)	1,887	148	(321)
Net prior service credit	(2)	—	(20)	(2)	—	(22)
Total	$2,675	224	(167)	1,885	148	(343)

The net actuarial loss for the defined benefit pension plans and other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in 2015 is $122 million. The net prior service credit for the defined benefit pension plans and other post retirement plans that will be amortized from cumulative OCI into net periodic benefit cost in 2015 is $2 million.

Plan Assumptions
For additional information on our pension accounting assumptions, see Note 1 (Summary of Significant Accounting Policies).The weighted-average discount rates used to estimate the projected benefit obligation for pension benefits were:

	December 31, 2014			December 31, 2013
	Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate	4.00%	3.75	4.00	4.75	4.25	4.50

The weighted-average assumptions used to determine the net periodic benefit cost were:

	December 31, 2014			December 31, 2013			December 31, 2012
	Pension benefits			Pension benefits			Pension benefits
	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits	Qualified	Non- qualified	Other benefits
Discount rate (1)	4.75%	4.16	4.50	4.38	4.08	3.75	5.00	4.92	4.75
Expected return on plan assets	7.00	n/a	6.00	7.50	n/a	6.00	7.50	n/a	6.00

(1)
The discount rate for the 2013 qualified pension benefits and for the 2014, 2013, and 2012 nonqualified pension benefits includes the impact of quarter-end remeasurements when settlement losses are recognized.

To account for postretirement health care plans we use health care cost trend rates to recognize the effect of expected changes in future health care costs due to medical inflation, utilization changes, new technology, regulatory requirements and Medicare cost shifting. In determining the end of year benefit obligation we assume an average annual increase of approximately 7.00%, for health care costs in 2015. This rate is assumed to trend down 0.25% per year until the trend rate reaches an ultimate rate of 5.00% in 2023. The 2014 periodic benefit cost was determined using an initial annual trend rate of 7.25%. This rate was assumed to decrease 0.25% per year until the trend rate reached an ultimate rate of 5.00% in 2023. Increasing the assumed health care trend by one percentage point in each year would increase the benefit obligation as of December 31, 2014, by $45 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2014 by $2 million. Decreasing the assumed health care trend by one percentage point in each year would decrease the benefit obligation as of December 31, 2014, by $40 million and the total of the interest cost and service cost components of the net periodic benefit cost for 2014 by $2 million.

Investment Strategy and Asset Allocation
We seek to achieve the expected long-term rate of return with a prudent level of risk given the benefit obligations of the pension plans and their funded status. Our overall investment strategy is designed to provide our Cash Balance Plan with long-term growth opportunities while ensuring that risk is mitigated through diversification across numerous asset classes and various investment strategies. We target the asset allocation for our Cash Balance Plan at a target mix range of 30% -50% equities, 40% -60% fixed income, and approximately 10% in real estate, venture capital, private equity and other investments. The Employee Benefit Review Committee (EBRC), which includes several members of senior management, formally reviews the investment risk and performance of our Cash Balance Plan on a quarterly basis. Annual Plan liability analysis and periodic asset/liability evaluations are also conducted.
Other benefit plan assets include (1) assets held in a 401(h) trust, which are invested with a target mix of 40%-60% for both equities and fixed income, and (2) assets held in the Retiree Medical Plan Voluntary Employees' Beneficiary Association (VEBA) trust, which are invested with a general target asset mix of 20%-40% equities and 60%-80% fixed income. In addition, the strategy for the VEBA trust assets considers the effect of income taxes by utilizing a combination of variable annuity and low turnover investment strategies. Members of the EBRC formally review the investment risk and performance of these assets on a quarterly basis.

Projected Benefit Payments
Future benefits that we expect to pay under the pension and other benefit plans are presented in the following table. Other benefits payments are expected to be reduced by prescription drug subsidies from the federal government provided by the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

	Pension benefits		Other benefits
(in millions)	Qualified	Non- qualified	Future benefits	Subsidy receipts
Year ended December 31,
2015	$750	92	88	10
2016	741	66	89	11
2017	732	61	89	11
2018	730	57	89	11
2019	738	55	89	12
2020-2024	3,568	233	424	59

Fair Value of Plan Assets
The following table presents the balances of pension plan assets and other benefit plan assets measured at fair value. See Note 17 (Fair Values of Assets and Liabilities) for fair value hierarchy level definitions.

	Carrying value at year end
	Pension plan assets				Other benefits plan assets
(in millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
December 31, 2014
Cash and cash equivalents	$31	224	—	255	139	21	—	160
Long duration fixed income (1)	556	3,622	12	4,190	—	—	—	—
Intermediate (core) fixed income (2)	127	329	—	456	61	115	—	176
High-yield fixed income	1	321	5	327	—	—	—	—
International fixed income	53	284	—	337	—	—	—	—
Domestic large-cap stocks (3)	833	375	—	1,208	—	102	—	102
Domestic mid-cap stocks	252	140	—	392	—	47	—	47
Domestic small-cap stocks (4)	238	17	—	255	—	37	—	37
Global stocks (5)	47	155	—	202	—	—	—	—
International stocks (6)	457	276	—	733	25	53	—	78
Emerging market stocks	—	412	—	412	—	—	—	—
Real estate/timber (7)	121	1	265	387	—	—	—	—
Hedge funds (8)	—	203	84	287	—	—	—	—
Private equity	—	—	155	155	—	—	—	—
Other	—	23	52	75	2	—	22	24
Total plan investments	$2,716	6,382	573	9,671	227	375	22	624
Payable upon return of securities loaned				(53)				—
Net receivables				8				—
Total plan assets				$9,626				624
December 31, 2013
Cash and cash equivalents	$65	357	—	422	147	22	—	169
Long duration fixed income (1)	546	3,287	1	3,834	—	—	—	—
Intermediate (core) fixed income (2)	86	339	—	425	64	115	—	179
High-yield fixed income	5	326	—	331	—	—	—	—
International fixed income	201	112	—	313	—	—	—	—
Domestic large-cap stocks (3)	824	415	—	1,239	—	107	—	107
Domestic mid-cap stocks	260	145	—	405	—	46	—	46
Domestic small-cap stocks (4)	286	15	—	301	—	38	—	38
International stocks (6)	540	354	1	895	28	54	—	82
Emerging market stocks	—	405	—	405	—	—	—	—
Real estate/timber (7)	89	1	294	384	—	—	—	—
Hedge funds (8)	—	149	152	301	—	—	—	—
Private equity	—	—	158	158	—	—	—	—
Other	—	27	52	79	2	—	22	24
Total plan investments	$2,902	5,932	658	9,492	241	382	22	645
Payable upon return of securities loaned				(94)				—
Net receivables				11				—
Total plan assets				$9,409				645

(1)
This category includes a diversified mix of assets which are being managed in accordance with a duration target of approximately 10 years and an emphasis on corporate credit bonds combined with investments in U.S. Treasury securities and other U.S. agency and non-agency bonds.

(2)
This category includes assets that are primarily intermediate duration, investment grade bonds held in investment strategies benchmarked to the Barclays Capital U.S. Aggregate Bond Index. Includes U.S. Treasury securities, agency and non-agency asset-backed bonds and corporate bonds.

(3)
This category covers a broad range of investment styles, including active, enhanced index and passive approaches, as well as style characteristics of value, core and growth emphasized strategies. Assets in this category are currently diversified across seven unique investment strategies with no single investment manager strategy representing more than 2.5% of total plan assets.

(4)
This category consists of a highly diversified combination of four distinct investment management strategies with no single strategy representing more than 2% of total plan assets. Allocations in this category are spread across actively managed approaches with distinct value and growth emphasized approaches in fairly equal proportions.

(5)
This category consists of three unique investment strategies providing exposure to broadly diversified, global equity investments, which generally have an allocation of 40-60% in U.S. domiciled equities and and an equivalent allocation range in primarily developed market, non-U.S. equities, with no single strategy representing more than 1.5% of total Plan assets.

(6)
This category includes assets diversified across six unique investment strategies providing exposure to companies based primarily in developed market, non-U.S. countries with no single strategy representing more than 2.5% of total plan assets.

(7)
This category primarily includes investments in private and public real estate, as well as timber specific limited partnerships; real estate holdings are diversified by geographic location and sector (e.g., retail, office, apartments).

(8)
This category consists of several investment strategies diversified across more than 30 hedge fund managers. Single manager allocation exposure is limited to 0.15% (15 basis points) of total plan assets.

The changes in Level 3 pension plan and other benefit plan assets measured at fair value are summarized as follows:

	Balance beginning of year	Gains (losses)		Purchases, sales and settlements (net)	Transfers Into/(Out of) Level 3	Balance end of year
(in millions)		Realized	Unrealized (1)
Year ended December 31, 2014
Pension plan assets:
Long duration fixed income	$1	—	—	1	10	12
High-yield fixed income	—	—	—	3	2	5
International stocks	1	—	—	(1)	—	—
Real estate/timber	294	9	34	(72)	—	265
Hedge funds	152	1	4	(9)	(64)	84
Private equity	158	12	(3)	(12)	—	155
Other	52	2	1	(3)	—	52
	$658	24	36	(93)	(52)	573
Other benefits plan assets:
Other	$22	—	—	—	—	22
	$22	—	—	—	—	22
Year ended December 31, 2013
Pension plan assets:
Long duration fixed income	$1	—	—	—	—	1
International stocks	1	—	—	—	—	1
Real estate/timber	328	27	52	(113)	—	294
Hedge funds	71	5	6	56	14	152
Private equity	145	19	6	(12)	—	158
Other	48	1	5	(2)	—	52
	$594	52	69	(71)	14	658
Other benefits plan assets:
Other	$22	—	—	—	—	22
	$22	—	—	—	—	22

(1)	All unrealized gains (losses) relate to instruments held at period end.

VALUATION METHODOLOGIES  Following is a description of the valuation methodologies used for assets measured at fair value.

Cash and Cash Equivalents – includes investments in collective investment funds valued at fair value based upon the quoted market values of the underlying net assets. The unit price is quoted on a private market that is not active; however, the unit price is based on underlying investments traded on an active market. This group of assets also includes investments in registered investment companies valued at the NAV of shares held at year end.

Long Duration, Intermediate (Core), High-Yield, and International Fixed Income – includes investments traded on the secondary markets; prices are measured by using quoted market prices for similar securities, pricing models, and discounted cash flow analyses using significant inputs observable in the market where available, or a combination of multiple valuation techniques. This group of assets also includes highly liquid government securities such as U.S. Treasuries, limited partnerships valued at the NAV provided by the fund sponsor and registered investment companies and collective investment funds described above.

Domestic, Global, International and Emerging Market Stocks – investments in exchange-traded equity securities are valued at quoted market values. This group of assets also includes investments in registered investment companies and collective investment funds described above.

Real Estate and Timber – the fair value of real estate and timber is estimated based primarily on appraisals prepared by third-party appraisers. Market values are estimates and the actual market price of the real estate can only be determined by negotiation between independent third parties in a sales transaction. This group of assets also includes investments in exchange-traded equity securities described above.

Hedge Funds and Private Equity – the fair values of hedge funds are valued based on the proportionate share of the underlying net assets of the investment funds that comprise the fund, based on valuations supplied by the underlying investment funds. Investments in private equity funds are valued at the NAV provided by the fund sponsor. Market values are estimates and the actual market price of the investments can only be determined by negotiation between independent third parties in a sales transaction.

Other – insurance contracts that are generally stated at cash surrender value. This group of assets also includes investments in collective investment funds and private equity described above.
The methods described above may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. While we believe our valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date.

Defined Contribution Retirement Plans
We sponsor a defined contribution retirement plan named the Wells Fargo & Company 401(k) Plan (401(k) Plan). Under the 401(k) Plan, after one month of service, eligible employees may contribute up to 50% of their certified compensation, subject to statutory limits. Eligible employees who complete one year of service are eligible for company matching contributions, which are generally dollar for dollar up to 6% of an employee's eligible certified compensation. Effective January 1, 2010, matching contributions are 100% vested. The 401(k) Plan includes an employer discretionary profit sharing contribution feature to allow us to make a contribution to eligible employees’ 401(k) Plan accounts. Eligible employees who complete one year of service are eligible for profit sharing contributions. Profit sharing contributions are vested after three years of service. Total defined contribution retirement plan expenses were $1.1 billion, $1.2 billion, and $1.1 billion in 2014, 2013, and 2012 respectively.

Other Expenses
Expenses exceeding 1% of total interest income and noninterest income in any of the years presented that are not otherwise shown separately in the financial statements or Notes to Financial Statements were:

	Year ended December 31,
(in millions)	2014	2013	2012
Outside professional services	$2,689	2,519	2,729
Operating losses	1,249	821	2,235
Outside data processing	1,034	983	910
Contract services	975	935	1,011
Travel and entertainment	904	885	839
Foreclosed assets	583	605	1,061